TRADE AND OTHER PAYABLES - Disclosure of aged analysis of the trade and other payables (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Credit Period Taken For Trade Purchases [Line Items]
Total Accounts Payable	$ 2,650,744	$ 758,430
Accrued Liabilities	695,422	552,123
Total Trade and Other Payables	3,346,166	1,310,553
Less than 30 days [Member]
Credit Period Taken For Trade Purchases [Line Items]
Total Accounts Payable	2,640,967	751,167
31 - 60 days [Member]
Credit Period Taken For Trade Purchases [Line Items]
Total Accounts Payable	5,613	6,442
61 - 90 days [Member]
Credit Period Taken For Trade Purchases [Line Items]
Total Accounts Payable	344	0
>90 days [Member]
Credit Period Taken For Trade Purchases [Line Items]
Total Accounts Payable	$ 3,820	$ 821